Submission	Jun. 23, 2026
Submission [Line Items]
Central Index Key	0001500412
Registrant Name	Ambiq Micro, Inc.
Registration File Number	333-296930
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES